GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS
Goodwill
The changes in Goodwill during 2014 and 2013 were as follows:

In millions of dollars
Balance at December 31, 2012	$25,673
Foreign exchange translation	$(577)
Smaller acquisitions/divestitures, purchase accounting adjustments and other	(25)
Sale of Brazil Credicard	(62)
Balance at December 31, 2013	$25,009
Foreign exchange translation and other	$(1,214)
Smaller acquisitions/divestitures, purchase accounting adjustments and other	(203)
Balance at December 31, 2014	$23,592

The changes in Goodwill by segment during 2014 and 2013 were as follows:

In millions of dollars	Global Consumer Banking	Institutional Clients Group	Citi Holdings	Total
Balance at December 31, 2012	$14,539	$10,981	$153	$25,673
Goodwill disposed of during 2013 (1)	$(82)	$—	$—	$(82)
Other (2)	(472)	(113)	3	$(582)
Balance at December 31, 2013	$13,985	$10,868	$156	$25,009
Goodwill disposed of during 2014 (3)	$(86)	$(1)	$(116)	$(203)
Other (2)	(505)	(711)	2	$(1,214)
Intersegment transfers in/(out) (4)	$(177)	$—	$177	$—
Balance at December 31, 2014	$13,217	$10,156	$219	$23,592

(1)	Primarily related to the sale of Credicard. See Note 2 to the Consolidated Financial Statements.

(2)	Other changes in Goodwill primarily reflect foreign exchange effects on non-dollar-denominated goodwill and purchase accounting adjustments.

(3)	Primarily related to the sale of the Spain consumer operations and the agreement to sell the Japan retail banking business. See Note 2 to the Consolidated Financial Statements.

(4)	Primarily related to the transfers of businesses from Global Consumer Banking to Citi Holdings effective January 1, 2015. See Note 3 to the Consolidated Financial Statements.

Goodwill impairment testing is performed at the level below the business segments (referred to as a reporting unit). The Company performed its annual goodwill impairment test as of July 1, 2014 resulting in no impairment for any of the reporting units. The reporting unit structure in 2014 was the same as the reporting unit structure in 2013, except for the effect of the ICG reorganization during the first quarter of 2014 noted below and the sale involving the Citi Holdings—Cards reporting unit during the third quarter of 2014.
Effective January 1, 2014, the businesses within the legacy ICG reporting units, Securities and Banking and Transaction Services, were realigned and aggregated as Banking and Markets and securities services (Markets). An interim goodwill impairment test was performed on the impacted reporting units as of January 1, 2014, resulting in no impairment. Subsequent to January 1, 2014, goodwill was allocated to disposals and tested for impairment under Banking and Markets. Furthermore, on September 22, 2014, Citi sold its consumer operations in Spain, which included the Citi Holdings—Cards reporting unit. As a result, 100% of the Citi Holdings—Cards goodwill balance was allocated to the sale. No other interim goodwill impairment tests were performed during 2014, other than the test performed related to the ICG reorganization discussed above.
No goodwill was deemed impaired in 2014, 2013 and 2012.
During the fourth quarter of 2014, Citi announced its intention to exit its consumer businesses in 11 markets in Latin America, Asia and EMEA, as well as its consumer finance business in Korea. Citi also announced its intention to exit several non-core transactions businesses within ICG. Effective January 1, 2015, these businesses were transferred to Citi Holdings and aggregated to five new reporting units: Citi Holdings—Consumer EMEA, Citi Holdings—Consumer Latin America, Citi Holdings—Consumer Japan, Citi Holdings—Consumer Finance South Korea, and Citi Holdings—ICG.  Goodwill balances associated with the transfers were allocated to each of the component businesses based on their relative fair values to the legacy reporting units.
As required by ASC 350, a goodwill impairment test
was performed as of January 1, 2015 under the legacy and
new reporting structures. The test resulted in full impairment of the new Citi Holdings—Consumer Finance
South Korea reporting unit's $16 million goodwill, which
was recorded as an operating expense in the first quarter of 2015.
There were no other triggering events during the first quarter of 2015 and therefore no additional goodwill impairment test was performed. The fair values of the
Company’s reporting units as of July 1, 2014 and January 1,
2015, substantially exceeded their carrying values and did not indicate a risk of impairment based on current valuations, with the exception of the Citi Holdings —Consumer EMEA reporting unit.
While there was no indication of impairment, goodwill
present in Citi Holdings—Consumer EMEA reporting unit
may be particularly sensitive to further deterioration in
economic conditions. The fair value as a percentage of
allocated book value as of the January 1, 2015 test for Citi Holdings—Consumer EMEA reporting unit was 107%.
The following table shows the goodwill balances for each reporting unit under the new reporting structures effective January 1, 2015, as if they were already in existence at December 31, 2014. The fair value as a percentage of allocated book value is based on the most recent impairment test.

In millions of dollars
Reporting Unit(1)	Fair Value as a % of allocated book value	Goodwill
North America Global Consumer Banking	260%	$6,756
EMEA Global Consumer Banking	188	309
Asia Global Consumer Banking	279	4,627
Latin America Global Consumer Banking	221	1,525
Banking	404	3,481
Markets and Securities Services	200	6,675
Latin America Retirement Services	193	42
Citi Holdings-Consumer EMEA	107	23
Citi Holdings-Consumer Japan	191	61
Citi Holdings-Consumer Finance of South Korea(2)	46	16
Citi Holdings-Consumer Latin America	151	77
Total		$23,592

(1)	Citi Holdings—Other and Citi Holdings—ICG are excluded from the table as there is no goodwill allocated to them.

(2)	Citi Holdings—Consumer Finance of South Korea’s allocated goodwill was fully-impaired as of January 1, 2015.

Intangible Assets
The components of intangible assets as of December 31, 2014 and December 31, 2013 were as follows:

	December 31, 2014			December 31, 2013
In millions of dollars	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Purchased credit card relationships	$7,626	$6,294	$1,332	$7,552	$6,006	$1,546
Core deposit intangibles	1,153	1,021	132	1,255	1,052	203
Other customer relationships	579	331	248	675	389	286
Present value of future profits	233	154	79	238	146	92
Indefinite-lived intangible assets	290	—	290	323	—	323
Other(1)	5,217	2,732	2,485	5,073	2,467	2,606
Intangible assets (excluding MSRs)	$15,098	$10,532	$4,566	$15,116	$10,060	$5,056
Mortgage servicing rights (MSRs) (2)	1,845	—	1,845	2,718	—	2,718
Total intangible assets	$16,943	$10,532	$6,411	$17,834	$10,060	$7,774

(1)	Includes contract-related intangible assets.

(2)	For additional information on Citi’s MSRs, including the roll-forward from 2013 to 2014, see Note 22 to the Consolidated Financial Statements.

Intangible assets amortization expense was $756 million, $808 million and $856 million for 2014, 2013 and 2012, respectively. Intangible assets amortization expense is estimated to be $659 million in 2015, $634 million in 2016, $938 million in 2017, $411 million in 2018 and $368 million in 2019.

The changes in intangible assets during the 12 months ended December 31, 2014 were as follows:

	Net carrying amount at					Net carrying amount at
In millions of dollars	December 31, 2013	Acquisitions/ divestitures	Amortization	Impairments	FX and other (1)	December 31, 2014
Purchased credit card relationships	$1,546	$110	$(324)	$—	$—	$1,332
Core deposit intangibles	203	(6)	(59)	—	(6)	132
Other customer relationships	286	14	(28)	—	(24)	248
Present value of future profits	92	—	(12)	—	(1)	79
Indefinite-lived intangible assets	323	(2)	—	—	(31)	290
Other	2,606	157	(333)	(2)	57	2,485
Intangible assets (excluding MSRs)	$5,056	$273	$(756)	$(2)	$(5)	$4,566
Mortgage servicing rights (MSRs) (2)	2,718					1,845
Total intangible assets	$7,774					$6,411

(1)	Includes foreign exchange translation and purchase accounting adjustments.

(2)	For additional information on Citi’s MSRs, including the roll-forward from 2013 to 2014, see Note 22 to the Consolidated Financial Statements.